STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT INCOME — Interest income, net
Interest income	$ 7	$ 5,931
Interest income, net (allocated from the Master Fund)	40,912	1,445,023
Total investment income	40,919	1,450,954
EXPENSES:
Management fees	2,403,587	3,148,410
Brokerage commissions	877,605	817,597
Selling commissions	2,267,616	2,707,949
Operating expenses	513,311	562,898
Custody fees and other expenses	22,676	28,172
Total expenses	6,084,795	7,265,026
Net investment loss	(6,043,876)	(5,814,072)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	20,151,000	(27,502,396)
Foreign exchange transaction	(295,854)	195,956
Net change in unrealized:
Futures and forward currency contracts	(5,511,606)	4,931,684
Foreign exchange translation	(200,414)	62,045
Realized	(6,115)	223,242
Net change in unrealized	(17,293)	(138,615)
Total net realized and unrealized gains (losses)	14,119,718	(22,228,084)
NET INCOME (LOSS)	8,075,842	(28,042,156)
LESS PROFIT SHARE TO GENERAL PARTNER	43,071
NET INCOME (LOSS) AFTER PROFIT SHARE TO GENERAL PARTNER	8,032,771	(28,042,156)
Millburn Multi-Markets Trading L.P. [Member]
EXPENSES:
Management fees	5,740,061	8,923,504
Brokerage commissions	3,113,100	3,422,934
Selling commissions	2,278,136	2,731,894
Operating expenses	1,120,798	1,272,162
Custody fees and other expenses	82,414	120,360
Total expenses	12,334,509	16,470,854
Net realized gains (losses) on closed positions:
Foreign exchange transaction	(1,051,277)	838,679
Net change in unrealized:
Foreign exchange translation	(728,783)	284,384
Realized	(22,443)	943,072
Net change in unrealized	(43,204)	(530,201)
Total net realized and unrealized gains (losses)	50,198,113	(92,364,787)
NET INCOME (LOSS)	38,007,009	(102,824,207)
LESS PROFIT SHARE TO GENERAL PARTNER	899,875	622,309
NET INCOME (LOSS) AFTER PROFIT SHARE TO GENERAL PARTNER	37,107,134	(103,446,516)
NET INCOME (LOSS) PER UNIT OUTSTANDING:
NET INVESTMENT LOSS	(12,191,104)	(10,459,420)
REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	73,052,255	(114,346,895)
Futures and forward currency contracts	$ (21,008,435)	$ 20,446,174
Series A [Member]
NET INCOME (LOSS) PER UNIT OUTSTANDING:
NET INCOME (LOSS) PER UNIT OUTSTANDING:	$ 57.96	$ (173.68)
Series B [Member]
NET INCOME (LOSS) PER UNIT OUTSTANDING:
NET INCOME (LOSS) PER UNIT OUTSTANDING:	96.69	(177.25)
Series C [Member]
NET INCOME (LOSS) PER UNIT OUTSTANDING:
NET INCOME (LOSS) PER UNIT OUTSTANDING:	98.65	(180.85)
Series D [Member]
NET INCOME (LOSS) PER UNIT OUTSTANDING:
NET INCOME (LOSS) PER UNIT OUTSTANDING:	$ 82.48	$ (181.41)